ACCOUNTS PAYABLE AND ACCRUED CHARGES (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED CHARGES
Schedule of accounts payable and accrued charges

	2018	2017

Trade and accruals	$612.7	$512.2
Salaries and employee benefits	139.0	144.0
Interest payable	49.9	49.6
Stock-based compensation	18.9	19.8
	$820.5	$725.6